UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		United Financial Corporation
Address:	2 Queen Street East, Twentieth Floor
		Toronto, Ontario M5C 3G7
		Canada

Form 13F File Number: 028-11426

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Keith M. Summers
Title:		Chief Compliance Officer
Phone:		(416) 644-5707

Signature, Place, and Date of Signing:


KEITH M.SUMMERS		  Toronto, Ontario  Canada   October 6, 2005
[Signature]			    [City, State]	     [Date]

Report Type:

[ ] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[x] 13F COMBINATION REPORT.

Form 13F File Number Name
28-10049	AGF Funds Inc.
28-10562	Alliance Capital Management L.P.
28-02405	Connor, Clark & Lunn Investment Management Ltd.
28-10103	Deutsche Investment Management Americas, Inc.
28-10968	Epoch Investment Partners, Inc.
28-01186	Dimensional Fund Advisors, Inc.
28-02405	Cohen & Steers Capital Management, Inc.
28-10163	Trilogy Advisors, LLC.
28-04557	Wellington Management Company, LLP

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	21
Form 13F Information Table Value Total: $ 278,129
					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

UNITED FINANCIAL CORPORATION
FORM 13F
9/30/2005


                                                              VALUE    SHRS OR   SH/ PTINVST OTHR   VTG ATH
NAME OF ISSUER                    TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CLDSCR  MGRS   SOLE

ALTRIA GROUP INC                  COM              02209S103  18,796   255,000   SHS  0SOLE  NONE   255,000
AMERICAN INTL GROUP INC           COM              026874107  25,280   408,000   SHS  0SOLE  NONE   408,000
APPLE COMPUTER INC                COM              037833100  32,809   612,000   SHS  0SOLE  NONE   612,000
BRISTOL MYERS SQUIBB CO           COM              110122108  12,295   511,000   SHS  0SOLE  NONE   511,000
HCA INC                           COM              404119109  19,647   410,000   SHS  0SOLE  NONE   410,000
ISHARES INC                       MSCI EMU INDEX   464286608  31       400       SHS  0SOLE  NONE   400
ISHARES INC                       MSCI PAC J IDX   464286665  103      1,000     SHS  0SOLE  NONE   1,000
ISHARES INC                       MSCI UTD KINGD   464286699  97       5,100     SHS  0SOLE  NONE   5,100
ISHARES INC                       MSCI GERMAN      464286806  157      8,100     SHS  0SOLE  NONE   8,100
ISHARES INC                       MSCI JAPAN       464286848  188      15,400    SHS  0SOLE  NONE   15,400
ISHARES TR                        MSCI EAFE IDX    464287465  1,342    23,100    SHS  0SOLE  NONE   23,100
JOHNSON & JOHNSON                 COM              478160104  17,782   281,000   SHS  0SOLE  NONE   281,000
MERCK & CO INC                    COM              589331107  18,040   663,000   SHS  0SOLE  NONE   663,000
NORTHROP GRUMMAN CORP             COM              666807102  19,457   358,000   SHS  0SOLE  NONE   358,000
PFIZER INC                        COM              717081103  20,425   818,000   SHS  0SOLE  NONE   818,000
SCHLUMBERGER LTD                  COM              806857108  30,208   358,000   SHS  0SOLE  NONE   358,000
3COM CORP                         COM              885535104  3,111    762,400   SHS  0SOLE  NONE   762,400
TIME WARNER INC                   COM              887317105  18,019   995,000   SHS  0SOLE  NONE   995,000
VIACOM INC                        CL B             925524308  495      15,000    SHS  0SOLE  NONE   15,000
WELLPOINT INC                     COM              94973V107  14,709   194,000   SHS  0SOLE  NONE   194,000
TRANSOCEAN INC                    ORD              G90078109  25,137   410,000   SHS  0SOLE  NONE   410,000

